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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


                  Pioneer Value VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER VALUE VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL
REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Value VCT Portfolio

   Portfolio and Performance Update                              2

   Portfolio Management Discussion                               3

   Schedule of Investments                                       4

   Financial Statements                                          7

   Notes to Financial Statements                                11

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                  92.9%
International Common Stocks                          5.1%
Depositary Receipts for International Stocks         2.0%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Health Care                            23.9%
Information Technology                 22.5%
Consumer Discretionary                 12.4%
Industrials                            11.1%
Consumer Staples                       11.0%
Financials                              7.9%
Utilities                               5.1%
Energy                                  3.7%
Materials                               1.5%
Telecommunication Services              0.9%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Citigroup, Inc.                                            4.55%
   2. Exxon Mobil Corp.                                          3.93
   3. Bank of America Corp.                                      3.24
   4. American International Group, Inc.                         2.85
   5. McDonald's Corp.                                           2.76

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                6/30/03        5/1/03
Net Asset Value Per Share                       $ 10.55        $ 10.00

DISTRIBUTIONS PER SHARE                              SHORT-TERM        LONG-TERM
(5/1/03 - 6/30/03)                    DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                      $    -         $    -            $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER VALUE VCT PORTFOLIO at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

            PIONEER VALUE VCT PORTFOLIO*   RUSSELL 1000 VALUE INDEX
5/1/2003            $   10,000                   $   10,000
6/30/2003           $   10,550                   $   10,125

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                    5.50%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/03 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or redemption of shares.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

For this initial report to shareowners, portfolio manager J. Rodman Wright describes the investment background and strategies that have affected results for Pioneer Value VCT Portfolio since its inception on May 1, 2003.

Q. HOW DID THE PORTFOLIO PERFORM DURING ITS FIRST TWO MONTHS OF OPERATION?

A. Through June 30, 2003, the mid-point of its fiscal year, Class II shares of the Portfolio returned 5.50% at net asset value. That result lagged the 7.79% return of the Russell 1000 Value Index, the Portfolio's benchmark, for the same period.

Q. WHAT FACTORS SHAPED PORTFOLIO PERFORMANCE?

A. A strong market rally began in March, around the time that Iraq war news turned more favorable. The economy seemed to be bottoming as Washington cut both taxes and interest rates in an effort to generate further stimulus. The weak U.S. dollar also had an effect, boosting earnings for companies that do significant portions of their business overseas. Meanwhile, investors were recognizing that they had few alternatives to stocks, with short-term investments offering meager returns and many bonds already up sharply in value.

Q. PLEASE DESCRIBE YOUR APPROACH TO BUYING STOCKS.

A. We aim to invest in companies whose stock prices don't reflect what we think the company can be worth over time. While we focus primarily on large companies, we can hold mid-sized issues as well. For this approach to succeed, we have to be confident that the company has the vision and resources to add to the stock's value by boosting earnings. The key is intensive research, including personal discussions with senior company executives. The Portfolio's sector weightings are the result of the stocks we choose, and not vice versa.

Q. CAN YOU GIVE US SOME EXAMPLES?

A. McDonald's illustrates the way our process works. We bought shares at low levels when our research indicated that management was determined to revitalize the company. McDonald's announced a new strategic plan that focuses on boosting revenues at existing outlets rather than opening large numbers of new stores, and the stock rose.

   We increased our position in HCA in May, the nation's largest operator of for-profit hospitals, as it was emerging from a series of investigations. Management has closed underperforming facilities and taken steps to bolster company finances. HCA, like McDonald's, is working to generate more growth at existing units.

Q. WHAT ARE YOUR PRIMARY STRATEGIES?

A. We see good value among diversified financial companies like Citigroup, Bank of America and Wells Fargo. These integrated companies can earn money from banking, brokerage, credit cards and other revenue streams. On the other hand, thrifts, which simply lend money, may be vulnerable to rising interest rates. We also favor property insurers like Allstate and American International because of favorable pricing trends in that industry. Overall, however, insurance stocks lagged during this two-month period. We are underweighted - relative to our benchmark index - in technology, where there are few values to be found in large and mid-sized companies.

Q. WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

A. We are optimistic that the economy will eventually gain momentum. However, the spring rally may have pushed stocks too high, too fast. If actual business conditions fail to match market expectations, prices could drift or pull back until the economic outlook becomes clearer.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                          VALUE
          COMMON STOCKS - 100.0%
          ENERGY - 11.2%
          INTEGRATED OIL & GAS - 8.8%
    34    BP Amoco Plc (A.D.R.)                             $   1,429
    57    ChevronTexaco Corp.                                   4,115
    84    ConocoPhillips                                        4,603
   275    Exxon Mobil Corp.                                     9,875
    65    Occidental Petroleum Corp.                            2,181
                                                            ---------
                                                            $  22,203
                                                            ---------

          OIL & GAS DRILLING - 0.5%
    46    ENSCO International, Inc.                         $   1,237
                                                            ---------

          OIL & GAS EXPLORATION & PRODUCTION - 1.9%
    15    Devon Energy Corp.                                $     801
   206    Suncor Energy Inc.                                    3,862
                                                            ---------
                                                            $   4,663
                                                            ---------
          TOTAL ENERGY                                      $  28,103
                                                            ---------

          MATERIALS - 5.7%
          ALUMINUM - 0.6%
    61    Alcoa, Inc.                                       $   1,555
                                                            ---------

          COMMODITY CHEMICALS - 2.3%
    38    Air Products & Chemicals, Inc.                    $   1,581
    31    Dow Chemical Co.                                        960
    76    E.I. du Pont de Nemours and Co.                       3,165
                                                            ---------
                                                            $   5,706
                                                            ---------

          DIVERSIFIED METALS & MINING - 1.1%
   107    Freeport-McMoRan Copper &
          Gold, Inc. (Class B)                              $   2,622
                                                            ---------

          PAPER PRODUCTS - 1.7%
    34    Bowater, Inc.                                     $   1,273
    57    Weyerhaeuser Co.                                      3,078
                                                            ---------
                                                            $   4,351
                                                            ---------
          TOTAL MATERIALS                                   $  14,234
                                                            ---------

          CAPITAL GOODS - 5.5%
          AEROSPACE & DEFENSE - 1.1%
    32    Northrop Grumman Corp.                            $   2,761
                                                            ---------

          INDUSTRIAL CONGLOMERATES - 4.4%
   101    Donaldson Co., Inc.                               $   4,489
   191    Tyco International Ltd.                               3,625
    40    United Technologies Corp.                             2,833
                                                            ---------
                                                            $  10,947
                                                            ---------
          TOTAL CAPITAL GOODS                               $  13,708
                                                            ---------

          COMMERCIAL SERVICES & SUPPLIES - 1.2%
          EMPLOYMENT SERVICES - 0.2%
    19    Kelly Services, Inc.                              $     446
                                                            ---------

          ENVIRONMENTAL SERVICES - 1.0%
   111    Waste Management, Inc.                            $   2,674
                                                            ---------
          TOTAL COMMERCIAL SERVICES & SUPPLIES              $   3,120
                                                            ---------

          TRANSPORTATION - 3.7%
          AIRLINES - 0.8%
   110    Southwest Airlines Co.                            $   1,892
                                                            ---------

          RAILROADS - 2.0%
    38    Canadian National Railway Co.                     $   1,834
    57    Union Pacific Corp.                                   3,307
                                                            ---------
                                                            $   5,141
                                                            ---------

          TRUCKING - 0.9%
    37    United Parcel Service                             $   2,357
                                                            ---------
          TOTAL TRANSPORTATION                              $   9,390
                                                            ---------

          HOTELS, RESTAURANTS & LEISURE - 2.8%
          RESTAURANTS - 2.8%
   314    McDonald's Corp.                                  $   6,927
                                                            ---------
          TOTAL HOTELS, RESTAURANTS & LEISURE               $   6,927
                                                            ---------

          MEDIA - 7.0%
          BROADCASTING & CABLE TV - 3.2%
    61    Clear Channel Communications, Inc. *              $   2,586
    30    Comcast Corp. (Special) *                               865
    76    Comcast Corp. *                                       2,294
    76    Cox Communications, Inc. *                            2,424
                                                            ---------
                                                            $   8,169
                                                            ---------

          MOVIES & ENTERTAINMENT - 3.8%
   251    AOL Time - Warner, Inc. *                         $   4,039
    73    Viacom, Inc. (Class B Non-voting) *                   3,187
   115    The Walt Disney Co.                                   2,271
                                                            ---------
                                                            $   9,497
                                                            ---------
          TOTAL MEDIA                                       $  17,666
                                                            ---------

          RETAILING - 0.8%
          GENERAL MERCHANDISE STORES - 0.8%
    60    Sears, Roebuck and Co.                            $   2,018
                                                            ---------
          TOTAL RETAILING                                   $   2,018
                                                            ---------

          FOOD & DRUG RETAILING - 2.8%
          FOOD RETAIL - 2.8%
    61    Kraft Foods, Inc.                                 $   1,986
   198    Kroger Co. *                                          3,303
     8    Nestle SA (Registered Shares)                         1,654
                                                            ---------
          TOTAL FOOD & DRUG RETAILING                       $   6,943
                                                            ---------

          FOOD, BEVERAGE & TOBACCO - 2.6%
          PACKAGED FOODS & MEATS - 1.3%
   168    Sara Lee Corp.                                    $   3,160
                                                            ---------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                          VALUE
          SOFT DRINKS - 1.3%
    76    PepsiCo, Inc.                                     $   3,382
                                                            ---------
          TOTAL FOOD, BEVERAGE & TOBACCO                    $   6,542
                                                            ---------

          HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
          PERSONAL PRODUCTS - 1.6%
    76    Kimberly-Clark Corp.                              $   3,963
                                                            ---------
          TOTAL HOUSEHOLD & PERSONAL PRODUCTS               $   3,963
                                                            ---------

          HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
          HEALTH CARE DISTRIBUTORS - 2.0%
    96    Bristol-Myers Squibb Co.                          $   2,606
    50    Wyeth, Inc.                                           2,277
                                                            ---------
                                                            $   4,883
                                                            ---------

          HEALTH CARE FACILITIES - 2.0%
   160    HCA, Inc.                                         $   5,126
                                                            ---------

          MANAGED HEALTH CARE - 1.1%
    34    Wellpoint Health Networks, Inc. *                 $   2,866
                                                            ---------
          TOTAL HEALTH CARE EQUIPMENT & SUPPLIES            $  12,875
                                                            ---------

          PHARMACEUTICALS & BIOTECHNOLOGY - 3.2%
          PHARMACEUTICALS - 3.2%
    53    Merck & Co., Inc.                                 $   3,209
    95    Pfizer, Inc.                                          3,244
    92    Schering-Plough Corp.                                 1,711
                                                            ---------
          TOTAL PHARMACEUTICALS & BIOTECHNOLOGY             $   8,164
                                                            ---------

          BANKS - 11.4%
          DIVERSIFIED BANKS - 8.3%
   103    Bank of America Corp.                             $   8,140
    76    Charter One Financial, Inc.                           2,370
    76    Fleet Boston Financial Corp.                          2,258
   122    U.S. Bancorp                                          2,989
   103    Wells Fargo & Co.                                     5,191
                                                            ---------
                                                            $  20,948
                                                            ---------

          REGIONAL BANKS - 0.7%
    49    North Fork Bancorporation, Inc.                   $   1,669
                                                            ---------

          THRIFTS & MORTGAGE FINANCE - 2.4%
    50    Countrywide Financial Corp.                       $   3,479
    65    Washington Mutual, Inc.                               2,684
                                                            ---------
                                                            $   6,163
                                                            ---------
          TOTAL BANKS                                       $  28,780
                                                            ---------

          DIVERSIFIED FINANCIALS - 9.6%
          ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
    76    The Bank of New York Co., Inc.                    $   2,185
                                                            ---------

          CONSUMER FINANCE - 0.8%
    46    American Express Co.                              $   1,923
                                                            ---------

          DIVERSIFIED CAPITAL MARKETS - 1.3%
   100    J.P. Morgan Chase & Co.                           $   3,418
                                                            ---------

          INVESTMENT BANKING & BROKERAGE - 2.1%
    31    Goldman Sachs Group, Inc.                         $   2,596
    57    Merrill Lynch & Co., Inc.                             2,661
                                                            ---------
                                                            $   5,257
                                                            ---------

          DIVERSIFIED FINANCIAL SERVICES - 4.5%
   267    Citigroup, Inc.                                   $  11,428
                                                            ---------
          TOTAL DIVERSIFIED FINANCIALS                      $  24,211
                                                            ---------
          INSURANCE - 8.6%
          INSURANCE BROKERS - 1.1%
    55    Marsh & McLennan Co., Inc.                        $   2,809
                                                            ---------

          MULTI-LINE INSURANCE - 2.9%
   130    American International Group, Inc.                $   7,173
                                                            ---------

          PROPERTY & CASUALTY INSURANCE - 4.6%
   134    Allstate Corp.                                    $   4,777
    31    Ambac Financial Group, Inc.                           2,054
     2    Berkshire Hathaway, Inc. (Class B) *                  4,860
                                                            ---------
                                                            $  11,691
                                                            ---------
          TOTAL INSURANCE                                   $  21,673
                                                            ---------

          SOFTWARE & SERVICES - 2.3%
          APPLICATION SOFTWARE - 0.6%
    61    Microsoft Corp.                                   $   1,562
                                                            ---------

          DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
   100    First Data Corp.                                  $   4,144
                                                            ---------
          TOTAL SOFTWARE & SERVICES                         $   5,706
                                                            ---------

          TECHNOLOGY HARDWARE & DEVELOPMENT - 4.6%
          COMMUNICATIONS EQUIPMENT - 0.9%
   227    Motorola, Inc.                                    $   2,141
                                                            ---------

          COMPUTER HARDWARE - 1.9%
   169    Hewlett-Packard Co.                               $   3,600
    15    IBM Corp. *                                           1,238
                                                            ---------
                                                            $   4,838
                                                            ---------

          ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
   164    Koninklijke Philips Electronics                   $   3,134
                                                            ---------

          TECHNOLOGY DISTRIBUTORS - 0.5%
    88    Arrow Electronics, Inc. *                         $   1,341
                                                            ---------
          TOTAL TECHNOLOGY HARDWARE &
          DEVELOPMENT                                       $  11,454
                                                            ---------

          SEMICONDUCTORS - 0.7%
    57    Intel Corp.                                       $   1,185
    34    Texas Instruments, Inc.                                 598
                                                            ---------
           TOTAL SEMICONDUCTORS                             $   1,783
                                                            ---------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                          VALUE
          TELECOMMUNICATION SERVICES - 7.7%
          INTEGRATED TELECOMMUNICATION SERVICES - 6.8%
    77    Alltel Corp.                                      $   3,713
    88    AT&T Corp.                                            1,694
   191    BellSouth Corp.                                       5,086
   141    SBC Communications, Inc.                              3,603
    76    Verizon Communications, Inc.                          2,998
                                                            ---------
                                                            $  17,094
                                                            ---------

          WIRELESS TELECOMMUNICATION SERVICES - 0.9%
   260    AT&T Wireless Services, Inc. *                    $   2,135
                                                            ---------
          TOTAL TELECOMMUNICATION SERVICES                  $  19,229
                                                            ---------

          UTILITIES - 1.9%
          ELECTRIC UTILITIES - 1.9%
    76    Dominion Resources, Inc.                          $   4,886
                                                            ---------
          TOTAL UTILITIES                                   $   4,886
                                                            ---------
          TOTAL INVESTMENT IN SECURITIES - 100.0%
          (Cost $239,729)                                   $ 251,375
                                                            ---------

*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                           5/1/03
                                                                                             TO
                                                                                           6/30/03
CLASS II(a)                                                                              (UNAUDITED)
Net asset value, beginning of period                                                     $    10.000
                                                                                         -----------
Increase (decrease) from investment operations:
   Net investment income                                                                 $     0.002
   Net realized and unrealized gain (loss) on investments                                      0.548
                                                                                         -----------
    Net increase (decrease) from investment operations                                   $     0.550
                                                                                         -----------
Net asset value, end of period                                                           $    10.550
                                                                                         ===========
Total return*                                                                                   5.50%
Ratio of net expenses to average net assets+                                                    1.50%**
Ratio of net investment income (loss) to average net assets+                                    0.10%**
Portfolio turnover rate                                                                           28%**
Net assets, end of period (in thousands)                                                 $       282
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                 15.73%**
  Net investment income (loss)                                                                (14.13)%**

(a) Class A shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                                 PIONEER
                                                                                VALUE VCT
                                                                                PORTFOLIO
ASSETS:
  Investment in securities, at value (cost $239,729)                            $ 251,375
  Cash                                                                             23,692
  Receivables -
    Investment securities sold                                                        953
    Fund shares sold                                                                6,937
    Dividends and interest                                                            324
  Other                                                                                19
                                                                                ---------
      Total assets                                                              $ 283,300
                                                                                ---------

LIABILITIES:
  Investment securites purchased                                                $     672
  Accrued expenses                                                                    538
                                                                                ---------
      Total liabilities                                                         $   1,210
                                                                                ---------

NET ASSETS:
  Paid-in capital                                                               $ 270,047
  Accumulated undistributed net investment income                                      39
  Accumulated net realized gain on investments
    and foreign currency transactions                                                 358
  Net unrealized gain on investments                                               11,646
  Net unrealized loss on other assets and liablilities
    denominated in foreign currencies                                                   -
                                                                                ---------
      Total net assets                                                          $ 282,090
                                                                                =========

NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
   (Based on $282,090/26,749 shares)                                            $   10.55
                                                                                =========

   The accompanying notes are an integral part of these financial statements.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE PERIOD FROM 5/1/03 (COMMENCEMENT OF OPERATIONS) TO 6/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3)                               $     567
  Interest                                                                             45
                                                                                ---------
      Total investment income                                                   $     612
                                                                                ---------

EXPENSES:
  Management fees                                                               $     281
  Transfer agent fees                                                                 254
  Distribution fees                                                                    93
  Registration fees                                                                     -
  Professional fees                                                                 2,542
  Administrative fees                                                                   -
  Fees and expenses of nonaffiliated trustees                                         890
  Custodian fees                                                                    1,694
  Printing                                                                            254
  Miscellaneous                                                                         -
                                                                                ---------
      Total expenses                                                            $   6,008
                                                                                ---------
      Less management fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                                     (5,435)
                                                                                ---------
      Net expenses                                                              $     573
                                                                                ---------
        Net investment income                                                   $      39
                                                                                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from:
   Investments                                                                  $     371
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                (13)
                                                                                ---------
                                                                                $     358
                                                                                ---------
  Change in net unrealized gain (loss) from:
   Investments                                                                  $  11,646
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                  -
                                                                                ---------
  Net gain on investments and foreign currency transactions                     $  12,004
                                                                                ---------
  Net increase in net assets resulting from operations                          $  12,043
                                                                                =========

   The accompanying notes are an integral part of these financial statements.

PIONEER VALUE VCT PORTFOLIO                     PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE PERIOD FROM 5/1/03 (COMMENCEMENT OF OPERATIONS) TO 6/30/03

FROM OPERATIONS:
Net investment income                                                           $      39
Net realized gain (loss) on investments and foreign
  currency transactions                                                               358
Net unrealized gain (loss) on investments and foreign
  currency transactions                                                            11,646
                                                                                ---------
     Net increase (decrease) in net assets
      resulting from operations                                                 $  12,043
                                                                                ---------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                $ 170,047
Cost of shares repuchased                                                               -
                                                                                ---------
     Net increase in net assets resulting from
      fund share transactions                                                   $ 170,047
                                                                                ---------
     Net increase in net assets                                                 $ 182,090
                                                                                ---------

NET ASSETS:
Beginning of period (initial capitalization - 10,000 shares)                      100,000
                                                                                ---------
End of period (including accumulated undistributed net
  investment income of $39)                                                     $ 282,090
                                                                                =========


   The accompanying notes are an integral part of these financial statements.

PIONEER VALUE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually, the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
      (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
      (Europe Portfolio)
   Pioneer International Value VCT Portfolio
      (International Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio
      (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
      (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
      (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
      (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
      (Real Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio
      (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
      (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
      (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio
      (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio
      (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
      (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
      (Money Market Portfolio)
   Pioneer Value VCT Portfolio
      (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Value Portfolio is to seek reasonable income and capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Value Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see note 8).

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

PIONEER VALUE VCT PORTFOLIO

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $0 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $0 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $0 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                        GROSS          GROSS       NET APPRECIATION/
                         TAX COST    APPRECIATION   DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------
Value Portfolio         $ 239,729      $ 13,244       $ (1,598)       $ 11,646

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $251,244 and $11,906, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                      '03 SHARES    '03 AMOUNT
------------------------------------------------------------------------------
VALUE PORTFOLIO
CLASS II:
Shares sold                                               16,749     $ 170,047
Reinvestment of distributions                                 --            --
Shares repurchased                                            --            --
                                                    --------------------------
   Net increase                                           16,749     $ 170,047
                                                    ==========================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolios had entered into various contracts that obligate the Portfolio to deliver currencies at specified future dates. At the maturity of a contract, the Portfolio must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2003, the Portfolio had no open portfolio hedges. As of June 30, 2003, the Portfolio had no open currency settlement contracts.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13974-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.